Document and Entity Information	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	877
Local Phone Number	343-6832
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SRGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 9, 2022, Surgalign Holdings, Inc. (“Surgalign” or the “Company”) filed a Form 8-K with the Securities and Exchange Commission announcing Board approval of a companywide restructuring plan. This focus of the restructuring plan was to reduce the Company’s cash burn, while simultaneously pursuing product rationalization initiatives to help the Company drive growth in the most valuable and profitable parts of its business (Digital Health and core hardware assets). The Company is filing this amended report on Form 8-K/A to update its disclosures concerning costs associated with the restructuring.One of the key focus areas of the restructuring plan is product rationalization. The Company targeted products with declining revenue, lower or limited growth opportunities, and those that generated low ROI. The process of rationalizing the products is currently underway and is expected to be finished by the middle of 2023. As part of this product rationalization, the Company expects to incur an inventory write down of approximately $12.5m - $15.5 million in its fourth quarter of 2022 for the period ended December 31, 2022. All other charges and costs disclosed within the November 9, 2022, Form 8-K have been confirmed with no changes.
Entity Central Index Key	0001760173